Note 7 - Commitments and Contingencies (Details Textual) - USD ($)	Dec. 16, 2020	Sep. 17, 2020	Jul. 14, 2020	Apr. 22, 2020
Repayment of Iliad Note [Member] | Judicial Ruling [Member]
Litigation Settlement, Amount Awarded to Other Party			$ 3,264,594
Litigation Settlement, Payment	$ 3,006,015
Payment of Services Provided by Contractor [Member] | Pending Litigation [Member]
Loss Contingency, Damages Sought, Value				$ 73,050
Payment of Services Provided by Contractor [Member] | Settled Litigation [Member]
Payments for Legal Settlements		$ 25,000
Reduction in Cost Basis of Fixed Asset Related to Litigation		$ 48,050